BORROWINGS (Schedule of movement in the derivative financial asset) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	$ 0
Non-current asset, Ending	140
Derivative Financial Asset [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	0
Derivative financial asset at date of issue of Term Loan	202
Fair value adjustments in the period	(62)
Non-current asset, Ending	$ 140